Long Term Debt - PIK notes - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 18, 2013 PIK notes [Member]	Sep. 30, 2014 PIK notes [Member]	Jun. 27, 2014 PIK notes [Member]	Dec. 31, 2013 PIK notes [Member] Minimum [Member]	Dec. 31, 2013 PIK notes [Member] MRD [Member]
Debt Obligations [Line Items]
Aggregate principal amount				$ 350,000,000	$ 350,000,000
Percentage of PIK toggle notes issued at par				98.00%
Cash reserve for payment of interest on notes				50,000,000
Payment of distribution to funds		363,437,000	732,362,000	210,000,000
Debt redemption price percentage					102.00%
Irrevocable deposits						360,000,000
Extinguishment loss	$ (37,248,000)				$ (23,600,000)
Debt interest rate, minimum				10.00%	10.00%			10.00%
Debt interest rate, maximum				10.75%	10.75%			10.75%
Paid in cash interest rate								10.00%
Paid in kind Interest rate								10.75%
Other event of default minimum note holder percentage to accelerate							25.00%